Subsequent Event (Details) - USD ($)		1 Months Ended
	Aug. 14, 2020	Jul. 30, 2020	Sep. 23, 2019	Jun. 30, 2020	Oct. 02, 2019
Subsequent Event (Textual)
Equity interest, percentage					51.00%
Share Purchase Agreement [Member]
Subsequent Event (Textual)
Share purchase agreement, description			The Company entered into a share purchase agreement (the "Agreement"), pursuant to which the Company agreed to pay $400,000 in cash to acquire 80% of the equity interest in Guokui. Guokui is incorporated under the laws of New York State and has been operating CROP CIRCLE, a casual street food restaurant in New York City
WFOE [Member]
Subsequent Event (Textual)
Equity interest, percentage				51.00%
Placement gent aggregate, percentage				7.00%
Accountable expenses				$ 5,000
Accounted fees and expenses				$ 25,000
Securities Purchase Agreement [Member]
Subsequent Event (Textual)
Purchase agreements, description		Urban Tea, Inc. (the "Company") and certain institutional investors (the "Purchasers") entered into certain securities purchase agreement (the "July Purchase Agreement"), pursuant to which the Company agreed to sell to such Purchasers an aggregate of 15,000,000 ordinary shares, (the "July Shares") no par value (the "Ordinary Shares"), at a price of $0.40 per share in a registered direct offering, for gross proceeds of approximately $6 million (the "July Offering").
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Event (Textual)
Purchase agreement Ordinary Shares	18,750,000
Gross proceeds	$ 6,000,000
Registered direct offering per shares	$ 0.32